Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Debt

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Convertible notes	—	36,546
Other borrowings	74	25

Total current borrowings	74	36,571

Non-current liabilities
Interest-bearing borrowings	88,269	38,350
Related party borrowings	—	6,392
Borrowing costs	—	(981)

Total non-current borrowings	88,269	43,761

Total borrowings	88,343	80,332

Disclosure In Tabular Form Of Movements In Long Term Debt
Borrowing costs have been included in the interest-bearing borrowings line item in the current year.

	June 30, 2022 $’000	June 30, 2021 $’000
Borrowings Rollforward
Opening Balance – July 1	80,332	35,543
Drawdowns of facilities	117,527	32,493
Transaction costs paid	(3,888)	—
Issuance costs of borrowings capitalised	—	286
Repayment of borrowings ( inclusive of prepayment fee)	(72,407)	—
Accrued Interest	12,761	8,273
Conversion of convertible notes	(42,570)	—
Credit card borrowings	49	10
Foreign currency translations movements	(3,461)	3,727

Closing Balance – June 30	88,343	80,332